UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period:  February 28, 2009

Item 1. Reports to Stockholders.

Semi-Annual Report

Experienced People	Consistent Philosophy	Disciplined Process

Geneva Advisors All Cap Growth Fund

February 28, 2009

Retail Class

Institutional Class

Investment Adviser

Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	10
STATEMENT OF ASSETS AND LIABILITIES	13
STATEMENT OF OPERATIONS	14
STATEMENTS OF CHANGES IN NET ASSETS	15
FINANCIAL HIGHLIGHTS	16
NOTES TO FINANCIAL STATEMENTS	18
ADDITIONAL INFORMATION	25

Semi-Annual Shareholder Letter
April 3, 2009

Dear Shareholders,

The six months ended February 28, 2009 proved some of the most difficult in the history of capital markets.  Built up capital market excesses brought global capital markets crashing down as institutional failures and massive risk exposures prompted unprecedented governmental intervention to prevent a systemic collapse.  What appeared to be a relatively isolated problem in the US sub prime mortgage market spread across the globe infecting all asset classes.  Fear and panic fueled asset price declines and illiquidity as investors rushed to delever balance sheets.  Aggressive actions taken by governmental authorities have prevented a systemic failure, but confidence in the global financial system has been virtually destroyed.  The economic reality of the credit crisis is being felt on a global scale.

Our confidence was tested as unabated selling dominated driving all sectors lower on fears of the pending global economic slowdown.  We moved with the market and changed our portfolio to concentrate on more defensive positions.  Opportunistically we raised cash and looked to buy high quality franchise businesses at what appeared to be historic discounts.  Despite efforts our performance suffered with the broader capital markets.

The last 18 months have been extremely difficult for capital markets and the near term future remains uncertain.  Confidence must be restored to the markets and this will take time.  Systemic risk that brought the financial system to the brink of failure must be recognized and purged from the system.  While credit markets have stabilized thanks to governmental programs we believe credit markets must improve before equity markets can meaningfully improve.  While we are cautiously optimistic in the near and medium term we remain bullish over the longer term.  Dire economic statistics and news will continue to make headlines, but we feel much of this is reflected in asset prices.  We recognize that the economic recovery may take time and endeavor to position the portfolio with those high quality growth companies that we feel are best poised to outperform in the current environment.

Our bullishness for the healthcare sector has subsided in light of the current administration’s stance on healthcare, but demographic and industry trends remain favorable.  We have moved back more into energy, materials, industrials and technology on the strength of long term global trends and have become more constructive on financials, especially those with no legacy credit exposure.  We have moved modestly away from our more defensive profile buying high quality growth cyclicals.  Although we remain cautious on capital markets over the near term, we believe there are unique buying opportunities that should prove out if we stay true to our investment discipline of buying high quality growth companies.

Performance for the six months ended February 28, 2009 was -38.55% for institutional shares and -38.67% for retail shares versus a return of -40.43% for the Russell 3000 Growth Index.  Since inception (09/28/2007), the average annual returns for the institutional and retail shares were -34.67% and -34.88%, respectively, compared to the benchmark return of -35.66%.  Performance for the one year ended February 28, 2009 was -39.57% for institutional shares and -39.76% for retail shares versus a return of -40.16% for the Russell 3000 Growth Index.

The Geneva Advisors All Cap Growth Fund’s Net Expense Ratios are 1.50% and 1.25% for retail and institutional shares respectively.  The Gross Expense Ratios, as stated in the December 29, 2008 Prospectus, are 3.32% and 3.07% for retail and institutional shares respectively.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses for the Fund (exclusive of acquired fund fees and expenses) do not exceed 1.50% for retail shares and 1.25% for institutional shares of the Fund’s average net assets through August 31, 2009 and indefinitely thereafter.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-343-6382.  The Fund imposes a redemption fee of 2.00% on shares held for less than sixty days.  The performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

The Geneva Advisors All Cap Growth Fund may invest in Mid-, Small-, or Micro-cap companies which involve additional risks such as limited liquidity and greater volatility. The fund may invest in ADR’s, in foreign securities and emerging markets which involve greater volatility and political, economic and currency risks and differences in accounting methods.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

The Geneva All Cap Growth Fund is distributed by Quasar Distributors, LLC (4/09)

Geneva Advisors All Cap Growth Fund
Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/08 - 2/28/09).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are

Geneva Advisors All Cap Growth Fund
Expense Example (Unaudited) (Continued)

meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Retail Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	9/1/08	2/28/09	9/1/08 – 2/28/09*
Actual	$1,000.00	$613.30	$6.00
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.36	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	9/1/08	2/28/09	9/1/08 – 2/28/09*
Actual	$1,000.00	$614.50	$5.00
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.60	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group. Using quantitative and qualitative measures established by the Adviser, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s sector breakdown as of February 28, 2009 is shown below. Sector allocations are subject to change.

Sector Breakdown
% of Investments

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual – For Periods Ended February 28, 2009

		Since
	One	Inception
	Year	(9/28/07)
Retail Class	(39.76)%	(34.88)%
Institutional Class	(39.57)%	(34.67)%
Russell 3000 Growth Index	(40.16)%	(35.66)%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph on page 9 and table above assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Growth of $10,000 Investment

*  Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
February 28, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 84.04%

Biotechnology 6.41%
Celgene Corp.(a)	7,593	$339,635
Gilead Sciences, Inc.(a)	8,501	380,845
		720,480
Capital Markets 3.93%
BlackRock, Inc.	2,142	207,367
The Charles Schwab Corp.	18,464	234,677
		442,044
Chemicals 9.15%
Airgas, Inc.	9,281	285,762
Monsanto Co.	6,002	457,772
Mosaic Co.	6,652	286,369
		1,029,903
Commercial Services & Supplies 6.68%
Stericycle, Inc.(a)	8,659	415,459
Strayer Education, Inc.	1,976	335,426
		750,885
Communications Equipment 3.49%
QUALCOMM, Inc.	11,736	392,334

Computers & Peripherals 4.44%
Apple Computer, Inc.(a)	5,586	498,886

Diversified Consumer Services 2.51%
Capella Education Company(a)	5,099	282,791

Food & Staples Retailing 2.50%
Wal-Mart Stores, Inc.	5,712	281,259

Health Care Equipment & Supplies 9.64%
Alcon, Inc.	3,408	280,683
C.R. Bard, Inc.	5,146	413,018
Masimo Corp.(a)	6,661	166,458
NuVasive, Inc.(a)	7,920	224,532
		1,084,691

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2009 (Unaudited)

	Shares	Value
Health Care Providers & Services 2.27%
Medco Health Solutions, Inc.(a)	6,289	$255,208

Hotels, Restaurants & Leisure 3.71%
McDonald’s Corp.	7,986	417,268

Internet & Catalog Retail 4.27%
Amazon.Com, Inc.(a)	7,414	480,353

Internet Software & Services 3.88%
Google, Inc.(a)	1,291	436,345

IT Services 3.88%
Mastercard, Inc.	2,762	436,479

Life Sciences Tools & Services 2.65%
Icon Plc - ADR(a)	14,535	298,258

Media 1.17%
Morningstar, Inc.(a)	4,702	131,186

Metals & Mining 1.95%
Freeport-McMoRan Copper & Gold, Inc.	7,218	219,571

Oil, Gas & Consumable Fuels 3.36%
ConocoPhillips	4,379	163,556
Range Resources Corp.	6,019	214,096
		377,652
Pharmaceuticals 2.55%
Teva Pharmaceutical Industries, Ltd. - ADR	6,448	287,452

Thrifts & Mortgage Finance 2.88%
Peoples United Financial, Inc.	18,577	323,426

Trading Companies & Distributors 2.72%
Fastenal Co.	10,166	306,200

TOTAL COMMON STOCKS (Cost $11,909,152)		9,452,671

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 13.08%
Money Market Funds 13.08%
Fidelity Institutional Government Portfolio	$1,471,362	$1,471,362
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,471,362)		1,471,362
Total Investments (Cost $13,380,514) 97.12%		10,924,033
Other Assets in Excess of Liabilities 2.88%		323,407
TOTAL NET ASSETS 100.00%		$11,247,440

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)	Non Income Producing

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statement of Assets & Liabilities
February 28, 2009 (Unaudited)

ASSETS
Investments, at value (cost $13,380,514)	$10,924,033
Receivable for Fund shares sold	10,975
Receivable for investments sold	377,365
Dividends and interest receivable	10,029
Receivable from Adviser	3,960
Other assets	11,178
TOTAL ASSETS	11,337,540

LIABILITIES
Payable for investments purchased	42,383
Payable to affiliates	26,845
Payable for distribution fees	818
Accrued expenses and other liabilities	20,054
TOTAL LIABILITIES	90,100

NET ASSETS	$11,247,440
Net assets consist of:
Paid in capital	$19,626,358
Accumulated net investment loss	(16,462)
Accumulated net realized loss	(5,905,975)
Net unrealized appreciation on investments	(2,456,481)
NET ASSETS	$11,247,440

RETAIL CLASS SHARES
Net assets	$1,849,074
Shares of beneficial interest outstanding (unlimited number
of shares authorized, $0.001 par value)	169,902
Net asset value, redemption price and offering price per share(1)	$10.88

INSTITUTIONAL CLASS SHARES
Net assets	$9,398,366
Shares of beneficial interest outstanding (unlimited number
of shares authorized, $0.001 par value)	859,936
Net asset value, redemption price and offering price per share(1)	$10.93

(1)	If applicable, redemption price per share may be reduced by a redemption fee

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statement of Operations
For the Six Months Ended February 28, 2009

INVESTMENT INCOME
Dividend income(1)	$51,604
Interest income	12,410
TOTAL INVESTMENT INCOME	64,014

EXPENSES
Investment advisory fees	76,834
Transfer agent fees and expenses	20,118
Fund accounting fees	15,391
Administration fees	14,924
Federal and state registration fees	13,923
Audit and tax fees	12,341
Reports to shareholders	6,703
Legal fees	6,225
Custody fees	3,323
Chief Compliance Officer fees and expenses	2,989
Distribution fees - Retail Class	2,277
Trustees’ fees and related expenses	927
Other expenses	1,800
TOTAL EXPENSES	177,775
Less waiver and reimbursement by Adviser (Note 4)	(98,664)
NET EXPENSES	79,111
NET INVESTMENT LOSS	(15,097)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized loss on investments	(3,672,774)
Net change in unrealized appreciation on investments	(2,718,161)
NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(6,390,935)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(6,406,032)

(1)	Net of $1,623 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2009	Period Ended
	(Unaudited)	August 31, 2008(1)
FROM OPERATIONS
Net investment loss	$(15,097)	$(65,341)
Net realized loss on investments	(3,672,774)	(2,222,290)
Net change in unrealized
appreciation on investments	(2,718,161)	261,680
Net decrease in net assets from operations	(6,406,032)	(2,025,951)

FROM DISTRIBUTIONS
Net investment income - Institutional Class	(1,365)	—
Net decrease in net assets resulting
from distributions paid	(1,365)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Retail Class	647,173	2,701,447
Proceeds from shares sold - Institutional Class	3,410,330	17,227,519
Shares reinvested - Retail Class	—	—
Shares reinvested - Institutional Class	1,340	—
Payments for shares redeemed - Retail Class(2)	(142,257)	(142,094)
Payments for shares redeemed - Institutional Class(3)	(1,980,418)	(2,042,252)
Net increase in net assets from
capital share transactions	1,936,168	17,744,620
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(4,471,229)	15,718,669

NET ASSETS
Beginning of Period	15,718,669	—
End of Period	$11,247,440	$15,718,669
ACCUMULATED NET INVESTMENT LOSS	$(16,462)	$—

(1)	The Fund commenced operations on September 28, 2007.
(2)	Net of redemption fees of $331 and $330 for the periods ended February 28, 2009 and August 31, 2008 respectively.
(3)	Net of redemption fees of $6,475 and $1,019 for the periods ended February 28, 2009 and August 31, 2008 respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Retail Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	February 28, 2009	Period Ended
	(Unaudited)	August 31, 2008(1)
Net Asset Value, Beginning of Period	$17.74	$20.00

Income from Investment Operations:
Net investment loss(2)	(0.03)	(0.15)
Net realized and unrealized loss on investments	(6.83)	(2.11)
Total from investment operations	(6.86)	(2.26)
Paid in capital from redemption fees(3) (Note 2)	—	—
Net Asset Value, End of Period	$10.88	$17.74
Total Return(4)	(38.67)%	(11.30)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$1,849	$2,296
Ratio of expenses to average net assets
before waiver and reimbursements(5)	3.11%	3.30%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.50%	1.50%
Ratio of net investment loss to average net assets
before waiver and reimbursements(5)	(2.06)%	(2.62)%
Ratio of net investment loss to average net assets
after waiver and reimbursements(5)	(0.45)%	(0.82)%
Portfolio turnover rate(4)	58.5%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended
	February 28, 2009	Period Ended
	(Unaudited)	August 31, 2008(1)
Net Asset Value, Beginning of Period	$17.79	$20.00

Income from Investment Operations:
Net investment loss(2)	(0.01)	(0.10)
Net realized and unrealized loss on investments	(6.86)	(2.11)
Total from investment operations	(6.87)	(2.21)
Less distributions paid:
From net investment income	— (3)	—
Total distributions paid	—	—
Paid in capital from redemption fees (Note 2)	0.01	— (3)
Net Asset Value, End of Period	$10.93	$17.79
Total Return(4)	(38.55)%	(11.05)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$9,398	$13,423
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.85%	3.05%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.25%	1.25%
Ratio of net investment loss to average net assets
before waiver and reimbursements(5)	(1.81)%	(2.37)%
Ratio of net investment loss to average net assets
after waiver and reimbursements(5)	(0.21)%	(0.57)%
Portfolio turnover rate(4)	58.5%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements
February 28, 2009 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Geneva Advisors All Cap Growth Fund (the “Fund”) represents a distinct portfolio with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust has designated two classes of Fund shares: Retail Class and Institutional Class. The two classes differ principally in their respective distribution expenses. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Fund commenced operations on September 28, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Investment Management of Chicago, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The Fund’s securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
February 28, 2009 (Unaudited)

security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s Valuation Committee.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund has adopted SFAS No. 157. The adoption of SFAS No. 157 did not have a material effect on the Fund’s net asset values.

FAS 157 – Summary of Fair Value Exposure at February 28, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1—	Level 2—	Level 3—
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Investments in:
Securities	$10,924,033	$10,924,033	$0	$0
Total	$10,924,033	$10,924,033	$0	$0

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
February 28, 2009 (Unaudited)

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long-or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Fund charges a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. Redemption fees of $331 and $6,475 were charged by the Fund during the six months ended February 28, 2009 for the Retail and Institutional classes respectively.

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
February 28, 2009 (Unaudited)

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that Fund. Common expenses are allocated between the Funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means. Expenses directly attributable to a class of shares, which presently only include 12b-1 distributions, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)	New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(3)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Retail Class shares, respectively, for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended February 28, 2009, the Fund accrued expenses of $2,277, pursuant to the 12b-1 Plan.

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
February 28, 2009 (Unaudited)

(4)	Federal Tax Matters

As of August 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$15,634,131
Gross tax unrealized appreciation	$977,509
Gross tax unrealized depreciation	(858,437)
Net tax unrealized appreciation	$119,072
Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	$(2,090,593)
Total accumulated losses	$(1,971,521)

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income (Loss)	65,341
Accumulated Net Realized Gain (Loss)	(10,911)
Paid In Capital	(54,430)

At August 31, 2008, the Fund deferred, on a tax basis, post-October losses of $2,090,146.

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2008. At August 31, 2008, the tax year 2007 remains open to examination in the Fund’s major tax jurisdictions.

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
February 28, 2009 (Unaudited)

(5)	Investment Adviser

Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.25% of the Fund’s average daily net assets.

The Adviser has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (exclusive of taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.50% and 1.25% of the Fund’s average daily net assets— Retail Class and Institutional Class shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended February 28, 2009, expenses of $98,664 were waived by the Adviser from the Fund.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2011	$195,505
2012	98,664

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

Geneva Advisors All Cap Growth Fund
Notes to Financial Statements (Continued)
February 28, 2009 (Unaudited)

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Six Months Ended
Retail Shares	February 28, 2009
Shares Sold	51,589
Shares Issued to Holders in Reinvestment of Distributions	—
Shares Redeemed	(11,067)
Net Increase	40,522

Six Months Ended
Institutional Class Shares	February 28, 2009
Shares Sold	266,865
Shares Issued to Holders in Reinvestment of Distributions	116
Shares Redeemed	(161,489)
Net Increase	105,492

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended February 28, 2009, were $8,189,197 and $6,383,176, respectively. There were no purchases or sales of U.S. government securities for the Fund.

Geneva Advisors All Cap Growth Fund
Additional Information
(Unaudited)

Indemnification

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below.

Independent Trustees

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	1	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 53		2001	(2004–present);		(an open-end
			Associate Professor		investment
			of Accounting,		company with
			Marquette University		two portfolios).
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	1	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 52		2001	(1985–Present);		(an open-end
			Director, Flight		investment
			Standards & Training		company with
			(1990–1999).		two portfolios).

Geneva Advisors All Cap Growth Fund
Additional Information (Continued)
(Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustee and Officers

Joseph C. Neuberger(2)	Chairperson,	Indefinite	Executive Vice	1	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 46	Trustee	2001	Services, LLC		investment
			(1994–present)		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios)

John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President	Term; Since	and Compliance,
Milwaukee, WI 53202	and	January 11,	U.S. Bancorp Fund
Age: 51	Treasurer/	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).

Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer	January 23,	Officer, U.S.
Age: 40+		2009	Bancorp Fund
Services, LLC
(2008–present);
Attorney, Investment
Management,
Quarles & Brady, LLP
(2007-2008);
Student, University
of Pennsylvania
(2004-2007).

Geneva Advisors All Cap Growth Fund
Additional Information (Continued)
(Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Rachel A. Spearo	Secretary	Indefinite	Counsel, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 29		2005	(2004–present)

(1)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

(2)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Geneva Advisors All Cap Growth Fund has adopted proxy voting policies and procedures that delegate to Geneva Investment Management of Chicago, LLC, the Fund’s investment adviser (the “Adviser”), the authority to vote proxies. A description of the Geneva Advisors All Cap Growth Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Geneva Advisors All Cap Growth Fund

Investment Adviser
Geneva Investment Management of Chicago, LLC
181 W. Madison, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 7, 2008.

 (2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date  May 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date  May 4, 2009

By (Signature and Title)      /s/ John Buckel
John Buckel, Treasurer

Date  May 4, 2009